Other Expenses (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010
Other Expenses (Textuals)
Other operating expenses	$ 420	$ 774	$ 538
Pre operational expenses	$ 132	$ 471	$ 228